                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street     Boston,     MA           02109
--------------------------------------------------------------------------------
Business Address            (Street)            (City)      (State)      (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of November, 2004.

                                   Kurt F. Somerville
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:      Name:                               13F File No.:
1.     Michael B. Elefante (18)*        28-06281           6.
------------------------------------    ----------------   --------------------------------    ----------------
2.     Timothy F. Fidgeon (17)*         28-06169           7.
------------------------------------    ----------------   --------------------------------    ----------------
3.     Roy A. Hammer (14)*              28-5798            8.
------------------------------------    ----------------   --------------------------------    ----------------
4.     Lawrence T. Perera (26)*         28-06167           9.
------------------------------------    ----------------   --------------------------------    ----------------
5.     Michael J. Puzo (25)*            28-06165           10.
------------------------------------    ----------------   --------------------------------    ----------------

----------
*    Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF:  SEPTEMBER 30, 2004          FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:       CUSIP       FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARES     NONE
ABBOTT LABS        COMMON STOCK     002824100      1627598       38423                  xx                          38423

ALCOA INC          COMMON STOCK     013817101       268720        8000                  xx                           8000

AMERICAN EXPRESS   COMMON STOCK     025816109       241090        4685                  xx                           4685
CO

AMERICAN           COMMON STOCK     026874107       801262       11785                  xx                          11785
INTERNATIONAL
GROUP INC.

AMGEN INC.         COMMON STOCK     031162100      2425844       42701                  xx                          42701

ANALOG DEVICES,    COMMON STOCK     032654105      1532081       39507                  xx                          39507
INC.

APTARGROUP INC     COMMON STOCK     038336103      1146518       26075                  xx                          26075

AUTOMATIC DATA     COMMON STOCK     053015103      1210304       29291                  xx                          29291
PROCESSING

AVERY DENNISON     COMMON STOCK     053611109      2214089       33659                  xx                          33659
CORP.

BP PLC ADR         COMMON STOCK     055622104      3971238       69029                  xx                          69029

BANK OF AMERICA    COMMON STOCK     060505104       724738       16726                  xx                          16726
CORP.

BEA SYSTEMS INC.   CORPORATE        073325AD4      3247775     3260000                  xx                        3260000
                   BONDS

BERKSHIRE          CLASS A          084670108       866500          10                  xx                             10
HATHAWAY INC.

BERKSHIRE          CLASS B          084670207       686169         239                  xx                            239
HATHAWAY INC.

BIOMET INC         COMMON STOCK     090613100      1107540       23625                  xx                          23625

BOEING COMPANY     COMMON STOCK     097023105       221966        4300                  xx                           4300

BOTTOMLINE         COMMON STOCK     101388106       140091       14700                  xx                          14700
TECHNOLOGIES INC.

                                                                         PAGE: 2
AS OF:  SEPTEMBER 30, 2004          FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:       CUSIP       FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARES     NONE
BRISTOL-MYERS      COMMON STOCK     110122108       385845       16301                  xx                          16301
SQUIBB CO.

BURLINGTON         COMMON STOCK     12189T104       374212        9768                  xx                           9768
NORTHERN SANTA
FE CORP

BURLINGTON         COMMON STOCK     122014103       498250       12212                  xx                          12212
RESOURCES INC.

CANADIAN           COMMON STOCK     136375102      1804782       37212                  xx                          37212
NATIONAL RAILWAY
CO.

CHEVRONTEXACO      COMMON STOCK     166764100      2553908       47612                  xx                          47612
CORP.

CISCO SYS INC.     COMMON STOCK     17275R102       862175       47634                  xx                          47634

COCA COLA CO.      COMMON STOCK     191216100       556775       13902                  xx                          13902

COGNEX             COMMON STOCK     192422103       249765        9533                  xx                           9533

COMCAST CORP.      SPL A            20030N200       228106        8170                  xx                           8170

WALT DISNEY        COMMON STOCK     254687106       219908        9752                  xx                           9752
COMPANY

DOW CHEMICAL CO.   COMMON STOCK     260543103       284634        6300                  xx                           6300

DOW JONES & CO     CLASS B          260561204       263396        6486                  xx                           6486
INC                (RESTRICTED)

E I DU PONT DE     COMMON STOCK     263534109       656980       15350                  xx                          15350
NEMOURS & CO.

E M C CORP.        COMMON STOCK     268648102       824164       71418                  xx                          71418

EATON VANCE CORP.  COMMON STOCK     278265103       252438        6250                  xx                           6250

EMERSON ELECTRIC   COMMON STOCK     291011104      2027702       32763                  xx                          32763
CO.

ENCANA CORP.       COMMON STOCK     292505104      2234438       48260                  xx                          48260

                                                                         PAGE: 3
AS OF:  SEPTEMBER 30, 2004          FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:       CUSIP       FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARES     NONE
EXXON MOBIL CORP.  COMMON STOCK     30231G102      6535473      135226                  xx                         135226

FUEL CELL ENERGY   COMMON STOCK     35952H106       385913       37650                  xx                          37650
INC.

GANNETT CO.        COMMON STOCK     364730101       280596        3350                  xx                           3350

GENERAL ELECTRIC   COMMON STOCK     369604103      2042369       60821                  xx                          60821
CO.

HELMERICH &        COMMON STOCK     423452101       304831       10625                  xx                          10625
PAYNE INC.

I M S HEALTH INC.  COMMON STOCK     449934108       241592       10100                  xx                          10100

ILLINOIS TOOL      COMMON STOCK     452308109       232925        2500                  xx                           2500
WORKS INC.

INTEL CORPORATION  COMMON STOCK     458140100      2797969      139480                  xx                         139480

INTL BUSINESS      COMMON STOCK     459200101      1637891       19103                  xx                          19103
MACHINES

INTERNATIONAL      COMMON STOCK     460146103       323280        8000                  xx                           8000
PAPER CO.

IVAX CORP          CORPORATE        465823AG7      3217500     3250000                  xx                        3250000
                   BONDS

JEFFERSON-PILOT    COMMON STOCK     475070108      3719832       74906                  xx                          74906
CORP.

JOHNSON & JOHNSON  COMMON STOCK     478160104      3723976       66110                  xx                          66110

KOPIN              COMMON STOCK     500600101       416817      102412                  xx                         102412

LIBERTY MEDIA      SER A            530718105        98423       11287                  xx                          11287
CORP.

ELILILLY & CO.     COMMON STOCK     532457108       579903        9657                  xx                           9657

M B N A CORP.      COMMON STOCK     55262L100       236578        9388                  xx                           9388

                                                                         PAGE: 4
AS OF:  SEPTEMBER 30, 2004          FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:       CUSIP       FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARES     NONE
THE MCCLATCHY CO   COMMON STOCK     579489105       237281        3350                  xx                           3350

MERCK & CO. INC.   COMMON STOCK     589331107      2065470       62590                  xx                          62590

MICROSOFT CORP.    COMMON STOCK     594918104      1808863       65420                  xx                          65420

NOKIA CORP ADR A   COMMON STOCK     654902204       688922       50213                  xx                          50213

NUVEEN PFD &       MUTUAL FUNDS     67073D102       141100       10000                  xx                          10000
CONV INCOME FUND 2

ORACLE CORP.       COMMON STOCK     68389X105       390705       34637                  xx                          34637

PEPSICO INC.       COMMON STOCK     713448108      1112236       22862                  xx                          22862

PFIZER INC.        COMMON STOCK     717081103      1788998       58464                  xx                          58464

PROCTER & GAMBLE   COMMON STOCK     742718109      2178005       40244                  xx                          40244
CO.

SCHLUMBERGER LTD   COMMON STOCK     806857108       263990        3922                  xx                           3922

SEPRACOR INC       COMMON STOCK     817315104       323460        6631                  xx                           6631

J M SMUCKER CO     COMMON STOCK     832696405      1761345       39661                  xx                          39661
NEW

SNAP ON INC        COMMON STOCK     833034101       757762       27495                  xx                          27495

STATE STREET       COMMON STOCK     857477103      1184605       27736                  xx                          27736
CORP.

3 M COMPANY        COMMON STOCK     88579Y101      2465715       30833                  xx                          30833

U S BANCORP        COMMON STOCK     902973304       520200       18000                  xx                          18000

UNION PACIFIC      COMMON STOCK     907818108       267040        4557                  xx                           4557
CORP.

                                                                         PAGE: 5
AS OF:  SEPTEMBER 30, 2004          FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:       CUSIP       FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARES     NONE
VERIZON            COMMON STOCK     92343V104       206509        5244                  xx                           5244
COMMUNICATIONS
INC.

WELLS FARGO &      COMMON STOCK     949746101       482347        8089                  xx                           8089
CO. (NEW)

WYETH              COMMON STOCK     983024100       739136       19763                  xx                          19763

INGERSOLL RAND     COMMON STOCK     G4776G101       397625        5850                  xx                           5850
LTD. CL A

TOTAL:                                          83,268,183